Issued capital and reserves - Shares Issued and Fully Paid (Details) € in Thousands, $ in Thousands	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 USD ($) shares		Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 USD ($) shares		Dec. 31, 2019 EUR (€) shares
Share Capital, Reserves And Other Equity Interest [Abstract]
Ordinary shares (in shares)	151,419,322	151,419,322	133,934,090		133,934,090	95,587,146		95,587,146
Ordinary shares	$ 3,687	€ 3,028	$ 3,269	[1]	€ 2,678	$ 2,403	[1]	€ 1,912

[1]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2